Party-in-interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investments	$ 52,105,542	$ 46,640,447
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of Company common stock owned by the Plan (in shares)	433,236	433,698
Fair value of investments	$ 15,100,000	$ 12,300,000
Dividend income received	$ 336,515	$ 336,304